SHARE BASED COMPENSATION (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 22, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants outstanding			841,440	841,440
Weighted average exercise price				$ 0.01
Weighted average remaining contractual term				4 years 5 months 12 days
Aggregate intrinsic value			$ 3,400,000	$ 3,400,000
Number of shares vested	310,830		0	1,041,281
Share-based compensation, expected term				2 years 6 months
Share-based compensation, expected dividend rate				0.00%
Share-based compensation, volatility				51.30%
Share-based compensation, average interest rate				0.12%
Share-based compensation expense		$ 351,134		$ 3,149,106		$ 1,064,358
Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares vested	631,080		0	2,107,825
Share-based compensation expense		$ 713,120
Board of Directors [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares authorized	310,830
Board of Directors [Member] | Warrant [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares authorized	631,080
Share-based compensation, expected term	5 years
Warrants exercise price per share	1
Director [Member] | The Crone Law Group [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares authorized		103,610
Share-based compensation, expected term		2 years 6 months
Share-based compensation, expected dividend rate		0.00%
Share-based compensation, volatility		43.50%
Share-based compensation, average interest rate		0.11%
Number of shares vested		103,610
Director [Member] | Warrant [Member] | The Crone Law Group [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares authorized		210,360
Warrant exercisable, period		5 years
Warrants exercise price per share		$ 1
Number of shares vested		0